ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions and allowances - Non current
Non-current provisions, beginning of the year	$ 839,921
Non-current provisions, end of the year	552,600	$ 839,921
Allowance for doubtful accounts
Provisions and allowances - Non current
Non-current provisions, beginning of the year	6,430	0
Translation differences	(1,387)	75
Acquisition of business		6,663
Additions	0	0
Reversals	(34)	(308)
Transfers	0
Uses	(464)	0
Non-current provisions, end of the year	4,545	6,430
Provisions and allowances - Current
Current provisions, beginning of the year	53,045	9,870
Translation differences	(6,835)	(771)
Acquisition of business		37,963
Additions	9,089	15,639
Reversals	(3,489)	(2,803)
Transfers	0
Uses	(4,002)	(6,853)
Current provisions, end of the year	47,808	53,045
Legal claims and other matters
Provisions and allowances - Non current
Non-current provisions, beginning of the year	839,921	81,422
Translation differences	(163,514)	(4,108)
Acquisition of business		856,153
Additions	32,176	37,112
Reversals	(92,645)	(96,761)
Transfers	0
Uses	(63,338)	(33,897)
Non-current provisions, end of the year	552,600	839,921
Asset retirement obligation
Provisions and allowances - Non current
Non-current provisions, beginning of the year	104,455	38,104
Translation differences	(13,546)	7,558
Acquisition of business		58,127
Additions	14,597	828
Reversals	(1,900)	(162)
Transfers	(23,063)
Uses	0	0
Non-current provisions, end of the year	80,543	104,455
Provisions and allowances - Current
Current provisions, beginning of the year	7,332	3,304
Translation differences	(7,101)	(217)
Acquisition of business		1,428
Additions	12,294	6,946
Reversals	(17,770)	0
Transfers	23,063
Uses	0	(4,129)
Current provisions, end of the year	17,818	7,332
Obsolescence allowance
Provisions and allowances - Current
Current provisions, beginning of the year	200,024	79,063
Translation differences	(18,436)	(1,521)
Acquisition of business		77,895
Additions	57,550	35,215
Reversals	(46,581)	(30,508)
Transfers	0
Uses	(70,405)	39,880
Current provisions, end of the year	122,152	200,024
Provision for ongoing litigation related to the acquisition of a participation in Usiminas
Provisions and allowances - Current
Current provisions, beginning of the year	0	0
Translation differences	0	0
Acquisition of business		0
Additions	813,988	0
Reversals	(403,788)	0
Transfers	0
Uses	0	0
Current provisions, end of the year	$ 410,200	$ 0